Statement of Changes in Net Assets Available for Benefits (Parenthetical)	12 Months Ended
Dec. 31, 2025 shares
EBP 002
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Allocation of shares of HomeTrust Bancshares, Inc., common stock (in shares)	52,900